One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

December 20, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 100 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 102 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made (i) in connection with Goldman Sachs Multi-Manager Global Equity Fund’s, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund’s, and Goldman Sachs Multi-Manager Real Assets Strategy Fund’s annual update to their registration statement to incorporate all supplements that were filed since February 28, 2019, including those reflecting changes to the sub-advisers for each Fund and (ii) to make certain other non-material changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle Wong
Michelle Wong